Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 5,470	$ 14,495	$ 10,011	$ 28,105	$ 58,824	$ 41,844
Cost of Goods Sold	1,638	4,239	2,998	15,136	27,921	4,294
Gross Profit	3,832	10,256	7,013	12,969	30,903	37,550
Operating expenses
General and administrative	556,658	186,934	955,494	336,780	1,284,401	450,450
Sales and marketing	10,507	14,064	30,261	27,399	45,998	27,932
Total operating expenses	567,165	200,998	985,755	364,179	1,330,399	478,382
Loss from operations	(563,333)	(190,742)	(978,742)	(351,210)	(1,299,496)	(440,832)
Other expense
Interest expense	(42,230)		(83,676)		(41,837)	(495)
Foreign currency gain (loss)						(53)
Forgiveness of receivable - related party						(146,617)
Total other income (expense)	(42,230)		(83,676)		(41,837)	(147,165)
Net loss	$ (605,563)	$ (190,742)	$ (1,062,418)	$ (351,210)	$ (1,341,333)	$ (587,997)
Net loss per common share: basic	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.02)
Net loss per common share: diluted	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.02)
Basic weighted average common shares outstanding	27,667,155	27,655,560	27,627,470	27,655,560	27,656,094	26,112,909